Oct-27-06 02:09pm From-NEW YORK STOCK EXCHANGE +212 656 5893 T-482 P.003/003 F-029

[redacted]

cik 1378337

Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

# NYSE Group

06061014

RECD S.E.C.
OCT 2 7 2006
1038

CERTNYS

1-33108

October 27, 2006

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for l sting and registration under the Securities Exchange Act of 1934, SunTrust Preferred Capital I, 5.853% Fixed-to Floating Rate Normal Preferred Purchase Securities of SunTrust Preferred Capital I and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on October 26, 2006. Tentative listing date – October 31, 2006.

Sincerely,

PROCESSED
NOV 0 1 2006
THOMSON
FINANCIAL